Fair Value Measurement- Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 2,166	$ 838	$ 736
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	372	336
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	954	648	176
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	22	0	0
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) net of hedges was realized for FVTPL assets and FVTPL liabilities	$ (12)	$ (8)	$ 4	$ (20)	$ 29